Taxes - Schedule of Taxes Payable (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 7,756	$ 56,161
Total taxes payable	$ 7,756	$ 56,161